UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07326
Gabelli Investor Funds, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli ABC Fund
Semi-Annual Report – June 30, 2010
Morningstar® rated The Gabelli ABC Fund Class AAA Shares 5 stars overall and 5 stars for the three, five, and ten year periods ended June 30, 2010 among 364, 364, 307, and 161 Mid-Cap Blend funds, respectively.
Mario J. Gabelli, CFA
To Our Shareholders,
     For the quarter ended June 30, 2010, the net asset value (“NAV”) per share of The Gabelli ABC Fund’s (the “Fund”) Class AAA Shares fell 1.13%, while the Standard & Poor’s (“S&P”) 500 Index dropped 11.41%. For the six month period ended June 30, 2010, the Fund fell 0.41% versus a fall of 6.64% for the S&P 500 Index.
Enclosed are the financial statements and the investment portfolio as of June 30, 2010.
Comparative Results
Average Annual Returns through June 30, 2010 (a) (Unaudited)

								Since
		Year to						Inception
	Quarter	Date	1 Year	3 Year	5 Year	10 Year	15 Year	(5/14/93)
Gabelli ABC Fund
AAA Shares	(1.13)%	(0.41)%	2.83%	1.47%	4.94%	4.45%	6.30%	6.67%
Advisor Shares	(1.24)	(0.62)	2.52	1.19	4.76	4.36	6.24	6.62
S&P 500 Index	(11.41)	(6.64)	14.43	(9.80)	(0.79)	(1.59)	6.24	7.14
Lipper U.S. Treasury Money Market Average	0.00	0.00	0.01	0.98	2.09	1.98	2.95	3.07 (b)
In the current prospectus, the Fund’s expense ratios are 0.66% for the Class AAA Shares and 0.91% for the Advisor Class Shares. The Fund does not have a sales charge.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Returns would have been lower if certain expenses of the Fund had not been waived or reimbursed from April 1, 2002 through April 30, 2007. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. The S&P 500 Index is an unmanaged indicator of stock market performance, while the Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index. The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares.

(b)	From April 30, 1993, the date closest to the Fund’s inception for which data is available.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Gabelli ABC Fund
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2010 through June 30, 2010	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/10	06/30/10	Ratio	Period*

The Gabelli ABC Fund
Actual Fund Return
Class AAA	$1,000.00	$995.90	0.63%	$3.12
Advisor Class	$1,000.00	$993.80	0.88%	$4.35

Hypothetical 5% Return
Class AAA	$1,000.00	$1,021.67	0.63%	$3.16
Advisor Class	$1,000.00	$1,020.43	0.88%	$4.41

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of June 30, 2010:
The Gabelli ABC Fund

U.S. Government Obligations	59.4%
Health Care	17.1%
Computer Software and Services	9.8%
Business Services	2.8%
Energy and Utilities	2.5%
Diversified Industrial	2.0%
Food and Beverage	1.3%
Financial Services	1.2%
Telecommunications	1.2%
Electronics	1.0%
Retail	0.7%
Aerospace	0.6%
Entertainment	0.5%
Specialty Chemicals	0.4%
Metals and Mining	0.3%
Automotive	0.3%
Computer Hardware	0.2%
Cable and Satellite	0.2%
Hotels and Gaming	0.1%
Broadcasting	0.1%
Closed-End Funds	0.1%
Consumer Products	0.1%
Transportation	0.1%
Wireless Communications	0.1%
Automotive: Parts and Accessories	0.1%
Consumer Services	0.0%
Equipment and Supplies	0.0%
Materials	0.0%
Publishing	0.0%
Real Estate	0.0%
Other Assets and Liabilities (Net)	(2.2)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli ABC Fund
Schedule of Investments — June 30, 2010 (Unaudited)

Shares/			Market
Units		Cost	Value
	COMMON STOCKS — 41.1%
	Aerospace — 0.4%
22,000	Argon ST Inc.†	$754,169	$754,380
30,000	DynCorp International Inc., Cl. A†	518,922	525,600
30,000	Herley Industries Inc.†	298,215	427,800
2,000	The Boeing Co.	125,490	125,500

		1,696,796	1,833,280

	Automotive — 0.1%
60,000	Ford Motor Co.†	657,750	604,800

	Automotive: Parts and Accessories — 0.1%
2,500	Midas Inc.†	28,300	19,175
10,000	Strattec Security Corp.†	137,268	221,000

		165,568	240,175

	Broadcasting — 0.1%
9,000	Cogeco Inc.	175,303	253,628
10,000	Fisher Communications Inc.†	143,186	168,400
787	Granite Broadcasting Corp.†	9,454	1
500	Liberty Media Corp. — Capital, Cl. A†	5,171	20,955
22,000	LIN TV Corp., Cl. A†	30,674	119,020
6,000	Salem Communications Corp., Cl. A†	12,311	22,260

		376,099	584,264

	Business Services — 2.5%
15,000	Ascent Media Corp., Cl. A†	370,905	378,900
325,000	Bowne & Co. Inc.	3,662,621	3,646,500
48,000	Diebold Inc.	1,673,349	1,308,000
10,000	SonicWALL Inc.†	113,156	117,500
45,000	Sperian Protection	6,325,990	6,328,263
40,000	The Interpublic Group of Companies Inc.†	260,044	285,200

		12,406,065	12,064,363

	Cable and Satellite — 0.2%
28,000	British Sky Broadcasting Group plc	294,609	293,052
15,000	Cablevision Systems Corp., Cl. A	267,390	360,150
10,001	DIRECTV, Cl. A†	150,340	339,234
32,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	314,560	124,516

		1,026,899	1,116,952

	Closed-End Funds — 0.1%
60,000	KKR & Co. (Guernsey) LP	349,003	567,600

	Computer Hardware — 0.2%
500	International Business Machines Corp.	61,809	61,740
200,000	Palm Inc.†	1,139,300	1,138,000

		1,201,109	1,199,740

	Computer Software and Services — 9.3%
875,000	CyberSource Corp.†	22,453,411	22,338,750
80,000	Double-Take Software Inc.†	824,829	839,200
2,000	Fidelity National Information Services Inc.	29,237	53,640
500	Google Inc., Cl. A†	222,748	222,475
1,000	Intelligroup Inc.†	4,615	4,630
8,000	Mentor Graphics Corp.†	70,925	70,800
5,000	Novell Inc.†	29,665	28,400
23,000	SanDisk Corp.†	232,596	967,610
310,000	Sybase Inc.†	19,941,549	20,044,600
52,000	Yahoo! Inc.†	1,463,989	719,160

		45,273,564	45,289,265

	Consumer Products — 0.1%
2,000	Fortune Brands Inc.	81,186	78,360
13,000	Harman International Industries Inc.†	433,900	388,570
18,000	Heelys Inc.†	67,139	43,740

		582,225	510,670

	Consumer Services — 0.0%
2,000	Dollar Thrifty Automotive Group Inc.†	86,598	85,220

	Diversified Industrial — 1.9%
2,000	Honeywell International Inc.	78,160	78,060
7,000	Katy Industries Inc.†	21,443	12,110
30,000	Myers Industries Inc.	393,172	242,700
265,000	National Patent Development Corp.† (a)	662,500	397,500
3,000	Scott Wilson Group plc	11,760	11,923
20,000	Seacliff Construction Corp.	324,210	321,263
120,000	Stanley Inc.†	4,402,806	4,485,600
89,000	Tyco International Ltd.	3,459,967	3,135,470
97,400	WHX Corp.†	712,448	414,924

		10,066,466	9,099,550

	Electronics — 1.0%
7,000	A123 Systems Inc.†	94,500	66,010
70,000	Alliance Semiconductor Corp.†	242,831	15,050
520,400	Bell Microproducts Inc.†	3,619,311	3,632,392
24,000	Emulex Corp.†	223,738	220,320
10,000	Intel Corp.	205,700	194,500
19,000	International Rectifier Corp.†	319,870	353,590
20,000	MoSys Inc.†	76,506	88,400
2,000	Texas Instruments Inc.	34,459	46,560
8,000	Virage Logic Corp.†	94,640	95,120
30,000	Zygo Corp.†	270,691	243,300

		5,182,246	4,955,242

	Energy and Utilities — 2.4%
33,000	Allegheny Energy Inc.	750,446	682,440
7,000	Anadarko Petroleum Corp.	285,895	252,630
See accompanying notes to financial statements.

The Gabelli ABC Fund
Schedule of Investments (Continued) — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
20,000	Arrow Energy Ltd.†	$92,160	$81,650
20,000	Boots & Coots Inc.†	58,400	59,000
350,000	Dragon Oil plc†	2,179,666	2,133,572
46,000	Endesa SA	1,188,019	984,115
4,000	Exxon Mobil Corp.	228,180	228,280
42,000	GDF Suez, Strips	0	51
50,000	Great Plains Energy Inc.	682,363	851,000
32,100	Maine & Maritimes Corp.	1,394,966	1,422,351
12,063	Mirant Corp.†	204,052	127,385
250,000	Mirant Corp., Escrow† (b)	0	0
10,000	Northeast Utilities	202,296	254,800
56,000	NorthWestern Corp.	1,587,656	1,467,200
45,000	NRG Energy Inc.†	1,087,448	954,450
5,000	Occidental Petroleum Corp.	391,933	385,750
1,000	Origin Energy Ltd.	15,738	12,576
25,000	Progress Energy Inc., CVO†	13,000	3,750
200,000	Scorpion Offshore Ltd.†	1,254,835	1,241,597
1,000	Smith International Inc.	40,788	37,650
4,000	Southwest Water Co.	41,825	41,920
25,000	Tullow Oil plc	464,578	374,645
95,000	WesternZagros Resources Ltd.†	350,101	41,943

		12,514,345	11,638,755

	Entertainment — 0.5%
1,001	Chestnut Hill Ventures† (b)	3,749	33,764
2,000	Discovery Communications Inc., Cl. A†	34,253	71,420
2,500	Discovery Communications Inc., Cl. C†	41,560	77,325
4,000	Electronic Arts Inc.†	74,860	57,600
1,000	Liberty Media Corp. — Starz, Cl. A†	16,705	51,840
3,750	Madison Square Garden Inc., Cl. A†	58,695	73,763
150,000	Take-Two Interactive Software Inc.†	2,615,394	1,350,000
24,000	Vivendi	599,154	493,494

		3,444,370	2,209,206

	Equipment and Supplies — 0.0%
25,000	Baldwin Technology Co. Inc., Cl. A†	59,500	29,500
60	Hexpol AB†	881	675

		60,381	30,175

	Financial Services — 1.2%
70,000	AllianceBernstein Holding LP	1,874,038	1,808,800
2,000	Argo Group International Holdings Ltd.	52,801	61,180
40,000	Artio Global Investors Inc.	1,028,434	629,600
100,000	GLG Partners Inc.†	437,600	438,000
14,000	H&R Block Inc.	254,699	219,660
36,000	Interactive Data Corp.	1,190,471	1,201,680
2,200	Leucadia National Corp.†	22,128	42,922
500	MasterCard Inc., Cl. A	99,816	99,765
2,000	MSCI Inc., Cl. A†	59,100	54,800
20,000	Oritani Financial Corp.	203,087	200,000
4,000	PNC Financial Services Group Inc.	116,300	226,000
2,000	Provident New York Bancorp	30,603	17,700
65,000	SLM Corp.†	1,092,076	675,350
500	Visa Inc., Cl. A	35,410	35,375
2,000	Willis Group Holdings plc	57,760	60,100

		6,554,323	5,770,932

	Food and Beverage — 1.3%
40,000	American Italian Pasta Co., Cl. A†	2,105,470	2,114,800
70,000	Coca-Cola Enterprises Inc.	1,868,808	1,810,200
8,000	Corn Products International Inc.	171,389	242,400
500	Genesee Corp., Cl. A† (b)	0	0
12,200	Genesee Corp., Cl. B† (b)	1,020	0
10,000	Kraft Foods Inc., Cl. A	286,800	280,000
7,650	Pernod-Ricard SA	594,876	598,522
12,000	Remy Cointreau SA	569,822	642,951
62,000	Sara Lee Corp.	595,650	874,200

		6,193,835	6,563,073

	Health Care — 17.1%
4,000	Abraxis BioScience Inc.†	296,005	296,800
38,500	Alcon Inc.	5,987,709	5,705,315
468	Allergan Inc.	27,202	27,266
6,000	ArthroCare Corp.†	100,130	183,900
4,000	ATS Medical Inc.†	15,860	15,880
7,000	Baxter International Inc.	295,840	284,480
3,500	Biogen Idec Inc.†	180,806	166,075
40,000	Crucell NV, ADR†	793,684	732,800
703,400	ev3 Inc.†	15,689,973	15,763,194
24,000	HealthTronics Inc.†	113,478	115,920
30,000	Indevus Pharmaceuticals Inc., Escrow† (b)	0	33,000
430,000	Javelin Pharmaceuticals Inc.†	941,578	946,000
500	Mead Johnson Nutrition Co.	12,000	25,060
24,000	Merck & Co. Inc.	501,209	839,280
260,000	Millipore Corp.†	27,413,518	27,729,000
100,000	National Dentex Corp.†	1,684,970	1,685,000
15,000	Odyssey HealthCare Inc.†	397,802	400,800
800,000	Phase Forward Inc.†	13,437,866	13,344,000
20,000	Psychiatric Solutions Inc.†	647,560	654,400
300,000	SenoRx Inc.†	3,264,220	3,294,000
200,000	Somanetics Corp.†	4,991,375	4,990,000
7,000	Talecris Biotherapeutics Holdings Corp.†	149,006	147,700
1,000	UCB SA	25,081	31,550
See accompanying notes to financial statements.

The Gabelli ABC Fund
Schedule of Investments (Continued) — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
1,000	Valeant Pharmaceuticals International Inc.†	$45,740	$52,290
30,000	Virtual Radiologic Corp.†	508,548	514,800
335,000	WuXi PharmaTech (Cayman) Inc., ADR†	6,530,226	5,346,600

		84,051,386	83,325,110

	Hotels and Gaming — 0.1%
1,773	Churchill Downs Inc.	63,000	58,154
25,000	Las Vegas Sands Corp.†	497,821	553,500
10,000	MGM Resorts International†	19,308	96,400

		580,129	708,054

	Materials — 0.0%
4,000	CIMPOR — Cimentos de Portugal SGPS SA	27,782	22,608

	Metals and Mining — 0.3%
13,000	Alcoa Inc.	117,140	130,780
20,000	Camino Minerals Corp.†	3,744	4,885
1,000	Freeport-McMoRan Copper & Gold Inc.	50,575	59,130
100,000	Gerdau Ameristeel Corp.†	1,097,890	1,090,000
10,000	Gold Fields Ltd., ADR	127,423	133,700
200	Newmont Mining Corp.	12,132	12,348
8,000	NovaGold Resources Inc.†	22,280	55,840
237	Royal Gold Inc.	10,539	11,292

		1,441,723	1,497,975

	Publishing — 0.0%
1,000	PagesJaunes Groupe	10,651	10,365

	Real Estate — 0.0%
500	Eco Business-Immobilien AG†	3,961	3,944

	Retail — 0.6%
50,000	AutoNation Inc.†	938,943	975,000
20,000	Casey’s General Stores Inc.	737,413	698,000
50,000	CKE Restaurants Inc.	616,925	626,500
60,000	Denny’s Corp.†	177,492	156,000
1,000	Landry’s Restaurants Inc.†	13,599	24,460
22,000	Macy’s Inc.	366,410	393,800
4,000	Pier 1 Imports Inc.†	27,590	25,640
15,000	Rubio’s Restaurants Inc.†	126,683	127,050
1,000	Saks Inc.†	1,720	7,590
18,000	The Great Atlantic & Pacific Tea Co. Inc.†	127,511	70,200

		3,134,286	3,104,240

	Specialty Chemicals — 0.2%
363	A. Schulman Inc.	9,482	6,882
3,000	Airgas Inc.	180,375	186,600
6,000	International Flavors & Fragrances Inc.	278,106	254,520
14,000	Monsanto Co.	709,674	647,080

		1,177,637	1,095,082

	Telecommunications — 1.2%
300,000	Asia Satellite Telecommunications Holdings Ltd.	683,347	456,151
40,000	BCE Inc.	942,826	1,170,800
18,000	Corning Inc.	198,905	290,700
10,000	Global IP Solutions Holding AB†	19,979	19,285
100,000	Portugal Telecom SGPS SA	1,155,682	1,000,293
160,000	RCN Corp.†	2,393,616	2,369,600
3,000	Telegroup Inc.† (b)	32	0
7,000	Telephone & Data Systems Inc.	206,831	212,730
5,000	Verizon Communications Inc.	177,034	140,100

		5,778,252	5,659,659

	Transportation — 0.1%
30,000	AMR Corp.†	249,770	203,400
4,000	Arriva plc	44,871	45,719
5,200	GATX Corp.	153,996	138,736

		448,637	387,855

	Wireless Communications — 0.1%
500	American Tower Corp., Cl. A†	7,707	22,250
14,000	Metricom Inc.† (b)	1,680	1
8,000	United States Cellular Corp.†	303,716	329,200
50,000	Winstar Communications Inc.† (b)	2,125	50

		315,228	351,501

	TOTAL COMMON STOCKS	204,807,314	200,529,655

	PREFERRED STOCKS — 0.2%
	Automotive — 0.2%
18,000	Ford Motor Co. Capital Trust II, 6.500% Cv. Pfd.	736,717	794,700

	Communications Equipment — 0.0%
	RSL Communications Ltd.
1,000	7.500%, Cv. Pfd.† (a)(b)(c)	93	0
2,000	7.500%, Cv. Pfd., Ser. A†(b)	185	0

		278	0

	Home Furnishings — 0.0%
8,000	O’Sullivan Industries Holdings Inc., 12.000% Pfd.† (b)	4,750	0

	Telecommunications — 0.0%
6,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	164,359	228,000

	TOTAL PREFERRED STOCKS	906,104	1,022,700

See accompanying notes to financial statements.

The Gabelli ABC Fund
Schedule of Investments (Continued) — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	RIGHTS — 0.0%
	Health Care — 0.0%
6,000	Fresenius Kabi Pharmaceuticals Holding Inc., CVR, expire 12/31/10†	$0	$786

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
377	Federal-Mogul Corp., expire 12/27/14†	14,912	132

	Broadcasting — 0.0%
1,969	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (b)	0	2
1,969	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (b)	0	2

		0	4

	TOTAL WARRANTS	14,912	136

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 1.4%
	Aerospace — 0.2%
$1,000,000	GenCorp Inc., Sub. Deb. Cv., 2.250%, 11/15/24	940,708	933,750
100,000	4.063%, 12/31/39 (a)	74,380	83,250

		1,015,088	1,017,000

	Business Services — 0.3%
1,500,000	The Interpublic Group of Companies Inc., Cv., 4.250%, 03/15/23	1,376,604	1,509,375

	Computer Software and Services — 0.5%
2,800,000	SanDisk Corp., Cv., 1.000%, 05/15/13	2,072,551	2,502,500

	Diversified Industrial — 0.1%
200,000	Covanta Holding Corp., Cv., 3.250%, 06/01/14	200,000	214,000

	Retail — 0.1%
500,000	The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11	490,583	471,250

	Specialty Chemicals — 0.2%
950,000	Ferro Corp., Cv., 6.500%, 08/15/13	614,382	920,312

	TOTAL CONVERTIBLE CORPORATE BONDS	5,769,208	6,634,437

	CORPORATE BONDS — 0.1%
	Computer Software and Services — 0.0%
100,000	Exodus Communications Inc., Sub. Deb., 5.250%, 02/15/11† (b)	2,250	2,250

	Consumer Products — 0.0%
3,600,000	Pillowtex Corp., Sub. Deb., 6.000%, 12/15/10† (b)	0	0

	Energy and Utilities — 0.1%
1,000,000	Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	731,022	665,000

	TOTAL CORPORATE BONDS	733,272	667,250

	U.S. GOVERNMENT OBLIGATIONS — 59.4%
	U.S. Treasury Bills — 52.9%
258,323,000	U.S. Treasury Bills, 0.051% to 0.448%††,
	07/01/10 to 12/16/10	258,242,219	258,241,637

	U.S. Treasury Cash Management Bills — 4.7%
23,020,000	U.S. Treasury Cash Management Bill, 0.137%††, 07/15/10	23,018,826	23,018,826

	U.S. Treasury Notes — 1.8%
8,755,000	U.S. Treasury Note, 4.125%, 08/15/10	8,797,183	8,797,183

	TOTAL U.S. GOVERNMENT OBLIGATIONS	290,058,228	290,057,646

	TOTAL INVESTMENTS — 102.2%	$502,289,038	498,912,610

	Other Assets and Liabilities (Net) — (2.2)%		(10,657,348)

	NET ASSETS — 100.0%		$488,255,262

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the market value of Rule 144A securities amounted to $480,750 or 0.10% of net assets.

(b)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2010, the market value of fair valued securities amounted to $69,069 or 0.01% of net assets.

(c)	Illiquid security.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

CVR	Contingent Value Rights
STEP Step coupon bond. The rate disclosed is that in effect at June 30, 2010.
See accompanying notes to financial statements.

The Gabelli ABC Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $502,289,038)	$498,912,610
Cash	1,326
Receivable for investments sold	5,318,312
Receivable for Fund shares sold	603,230
Dividends and interest receivable	84,058
Prepaid expenses	30,256

Total Assets	504,949,792

Liabilities:
Payable for investments purchased	10,668,068
Payable for Fund shares redeemed	5,634,479
Payable for investment advisory fees	204,029
Payable for distribution fees	46,897
Payable for accounting fees	7,500
Other accrued expenses	133,557

Total Liabilities	16,694,530

Net Assets applicable to 50,732,777 shares outstanding	$488,255,262

Net Assets Consist of:
Paid-in capital	$490,331,921
Accumulated net investment loss	(329,965)
Accumulated net realized gain on investments and foreign currency transactions	1,877,477
Net unrealized depreciation on investments	(3,376,428)
Net unrealized depreciation on foreign currency translations	(247,743)

Net Assets	$488,255,262

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($260,834,872 ÷ 27,028,741 shares outstanding; 500,000,000 shares authorized)	$9.65

Advisor Class:
Net Asset Value, offering, and redemption price per share ($227,420,390 ÷ 23,704,036 shares outstanding; 500,000,000 shares authorized)	$9.59

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $112,179)	$863,070
Interest	541,242

Total Investment Income	1,404,312

Expenses:
Investment advisory fees	1,187,658
Distribution fees – Advisor Class	267,186
Shareholder services fees	98,689
Registration expenses	49,019
Shareholder communications expenses	40,573
Custodian fees	39,116
Accounting fees	22,500
Legal and audit fees	19,671
Directors’ fees	6,897
Miscellaneous expenses	22,124

Total Expenses	1,753,433

Less:
Advisory fee reduction on unsupervised assets (Note 3)	(58)
Custodian fee credits	(911)

Total Reductions and Credits	(969)

Net Expenses	1,752,464

Net Investment Loss	(348,152)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	3,666,829
Net realized loss on foreign currency transactions	(53,449)

Net realized gain on investments and foreign currency transactions	3,613,380

Net change in unrealized depreciation:
on investments	(5,596,037)
on foreign currency translations	(248,218)

Net change in unrealized depreciation on investments and foreign currency translations	(5,844,255)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(2,230,875)

Net Decrease in Net Assets Resulting from Operations	$(2,579,027)

See accompanying notes to financial statements.

The Gabelli ABC Fund
Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations:
Net investment loss	$(348,152)	$(491,542)
Net realized gain on investments and foreign currency transactions	3,613,380	6,401,016
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(5,844,255)	14,922,797

Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,579,027)	20,832,271

Distributions to Shareholders:
Net realized gain
Class AAA	—	(3,723,118)
Advisor Class	—	(2,560,621)

	—	(6,283,739)

Return of capital
Class AAA	—	(1,185)
Advisor Class	—	(815)

	—	(2,000)

Total Distributions to Shareholders	—	(6,285,739)

Capital Share Transactions:
Class AAA	17,696,079	105,820,217
Advisor Class	58,047,160	115,556,754

Net Increase in Net Assets from Capital Share Transactions	75,743,239	221,376,971

Redemption Fees	1,005	1,989

Net Increase in Net Assets	73,165,217	235,925,492

Net Assets:
Beginning of period	415,090,045	179,164,553

End of period (including undistributed net investment income of $0 and $18,187, respectively)	$488,255,262	$415,090,045

See accompanying notes to financial statements.

The Gabelli ABC Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

		Income												Ratios to Average Net Assets/
		from Investment Operations				Distributions								Supplemental Data
				Net
				Realized							Net					Operating		Operating
	Net Asset	Net		and	Total		Net				Asset		Net Assets,	Net		Expenses		Expenses
	Value,	Investment		Unrealized	from	Net	Realized				Value,		End of	Investment		Before		Net of		Portfolio
Period Ended	Beginning	Income		Gain (Loss) on	Investment	Investment	Gain on	Return of	Total	Redemption	End of	Total	Period	Income		Fees		Fees		Turnover
December 31	of Period	(Loss)(a)		Investments	Operations	Income	Investments	Capital(b)	Distributions	Fees(a)(b)	Period	Return†	(in 000’s)	(Loss)		Waived		Waived††(c)		Rate†††
Class AAA
2010(d)	$9.69	$(0.00	)(b)	$(0.04)	$(0.04)	—	—	—	—	$0.00	$9.65	(0.4)%	$260,835	(0.03	)%(e)	0.63	%(e)	0.63	%(e)	139%
2009	9.28	(0.01)		0.57	0.56	—	$(0.15)	$(0.00)	$(0.15)	0.00	9.69	6.0	244,255	(0.06)		0.66		0.66		472
2008	9.80	0.11		(0.37)	(0.26)	$(0.09)	(0.17)	—	(0.26)	0.00	9.28	(2.6)	129,687	1.11		0.64		0.63		472
2007	10.00	0.16		0.55	0.71	(0.17)	(0.74)	—	(0.91)	0.00	9.80	7.1	176,322	1.50		0.79		0.63		204
2006	9.85	0.30		0.88	1.18	(0.26)	(0.77)	—	(1.03)	0.00	10.00	12.0	154,776	2.44		1.14		0.62		190
2005	9.85	0.17		0.32	0.49	(0.15)	(0.34)	—	(0.49)	0.00	9.85	5.0	176,989	1.26		1.14		0.62		127

Advisor Class
2010(d)	$9.65	$(0.01)		$(0.05)	$(0.06)	—	—	—	—	$0.00	$9.59	(0.6)%	$227,420	(0.29	)%(e)	0.88	%(e)	0.88	%(e)	139%
2009	9.26	(0.03)		0.57	0.54	—	$(0.15)	$(0.00)	$(0.15)	0.00	9.65	5.8	170,835	(0.32)		0.91		0.91		472
2008	9.79	0.09		(0.37)	(0.28)	$(0.08)	(0.17)	—	(0.25)	0.00	9.26	(2.8)	49,478	0.92		0.89		0.88		472
2007(f)	10.33	0.12		0.24	0.36	(0.16)	(0.74)	—	(0.90)	0.00	9.79	3.5	6,946	1.74	(e)	0.89	(e)	0.89	(e)	204

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

††	The ratios include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Historically, the ratios reflected operating expenses before the reduction for Custodian Fee Credits. If the ratios did not reflect a reduction for Custodian Fee Credits, the ratios for the years ended December 31, 2008, 2007, 2006, and 2005 would have been 0.64%, 0.65%, 0.64%, and 0.64%, respectively, for Class AAA. The expense ratios for the year ended December 31, 2008 and the period ended December 31, 2007 would have been 0.89% and 0.92%, respectively, for the Advisor Class. For the six months ended June 30, 2010 and the year ended December 31, 2009, the effect of Custodian Fee Credits was minimal.

†††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, and 2005, would have been 439%, 394%, and 302%, respectively.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund incurred interest expense during the years ended December 31, 2007 and 2006. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.63% and 0.61% for Class AAA, and 0.88% for the period ended December 31, 2007 for the Advisor Class. For the six months ended June 30, 2010 and the years ended December 31, 2009 and 2008, the effect of interest expense was minimal. For the year ended December 31, 2005, there was no interest expense.

(d)	For the six months ended June 30, 2010, unaudited.

(e)	Annualized.

(f)	From the commencement of offering Advisor Class Shares on May 1, 2007 through December 31, 2007.
See accompanying notes to financial statements.

The Gabelli ABC Fund
Notes to Financial Statements (Unaudited)
1. Organization. The Gabelli ABC Fund (the “Fund”), a series of Gabelli Investor Funds, Inc. (the “Corporation”), was organized on October 30, 1992 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).The Fund’s primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993. On February 21, 2007, the Board of Directors (the “Board”) reclassified the Fund’s shares into Class AAA Shares and Advisor Class Shares and reallocated the authorized shares evenly between these Share Classes. Advisor Class Shares were first issued on May 1, 2007.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and

The Gabelli ABC Fund
Notes to Financial Statements (Continued) (Unaudited)
changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 6/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$11,638,755	—	$0	$11,638,755
Entertainment	2,175,442	—	33,764	2,209,206
Food and Beverage	6,563,073	—	0	6,563,073
Health Care	83,292,110	—	33,000	83,325,110
Telecommunications	5,659,659	—	0	5,659,659
Wireless Communications	351,450	—	51	351,501
Other Industries (a)	90,782,351	—	—	90,782,351

Total Common Stocks	200,462,840	—	66,815	200,529,655

Preferred Stocks:
Communications Equipment	—	—	0	0
Home Furnishings	—	—	0	0
Other Industries (a)	1,022,700	—	—	1,022,700

Total Preferred Stocks	1,022,700	—	0	1,022,700

Rights (a)	786	—	—	786
Warrants:
Automotive: Parts and Accessories	132	—	—	132
Broadcasting	—	$4	—	4

Total Warrants	132	4	—	136

Convertible Corporate Bonds	—	6,634,437	—	6,634,437
Corporate Bonds	—	667,250	0	667,250
U.S. Government Obligations	—	290,057,646	—	290,057,646

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$201,486,458	$297,359,337	$66,815	$498,912,610

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Gabelli ABC Fund
Notes to Financial Statements (Continued) (Unaudited)
The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
									during the
									period on
				Change in					Level 3
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	held at
	12/31/09	(premiums)	(loss)	depreciation†	(sales)	Level 3††	Level 3††	6/30/10	6/30/10†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Computer Software and Services	$36,450	$—	$0	$(36,450)	$(0)	$—	$—	$—	$—
Energy and Utilities	0	—	—	—	—	—	—	0	—
Entertainment	33,764	—	—	—	—	—	—	33,764	—
Food and Beverage	0	—	—	—	—	—	—	0	—
Healthcare	33,000	—	—	—	—	—	—	33,000	—
Telecommunications	0	—	—	—	—	—	—	0	—
Wireless Communications	50	—	—	—	—	1	—	51	—

Total Common Stocks	103,264	—	0	(36,450)	(0)	1	—	66,815	—

Preferred Stocks:
Communications Equipment	0	—	—	—	—	—	—	0	—
Home Furnishings	0	—	—	—	—	—	—	0	—

Total Preferred Stocks	0	—	—	—	—	—	—	0	—

Corporate Bonds	0	—	—	—	—	—	—	0	—

TOTAL INVESTMENTS IN SECURITIES	$103,264	$—	$0	$(36,450)	$(0)	$1	$—	$66,815	$—

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance on the Fund’s financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has evaluated the impact of this guidance on the Fund’s financial statements and determined that there is no impact as of June 30, 2010.

The Gabelli ABC Fund
Notes to Financial Statements (Continued) (Unaudited)
Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at June 30, 2010, if any, are not accounted for as hedging instruments under GAAP.
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. During the six months ended June 30, 2010, the Fund has no investments in swap agreements.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not

The Gabelli ABC Fund
Notes to Financial Statements (Continued) (Unaudited)
correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended June 30, 2010, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the six months ended June 30, 2010, the Fund had no investments in forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2010, there were no open repurchase agreements.
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted

The Gabelli ABC Fund
Notes to Financial Statements (Continued) (Unaudited)
periodically as the value of the position fluctuates. At June 30, 2010, there were no open securities sold short.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of June 30, 2010, refer to the Schedule of Investments.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

The Gabelli ABC Fund
Notes to Financial Statements (Continued) (Unaudited)
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There was no interest expense incurred during the six months ended June 30, 2010.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
The tax character of distributions paid during the year ended December 31, 2009 was as follows:

Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$6,283,739
Return of capital	2,000

Total distributions paid	$6,285,739

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli ABC Fund
Notes to Financial Statements (Continued) (Unaudited)
The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at June 30, 2010:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$504,167,465	$5,603,874	$(10,858,729)	$(5,254,855)
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2009 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.50% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
The Fund pays each Director who is not considered an affiliated person an annual retainer of $1,000 plus $250 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $250 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive a $1,000 annual fee. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser has transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2010, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities and the Adviser reduced its fee with respect to such securities by $58.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for the Advisor Class Shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Advisor Class Share Plan, payment is authorized to Gabelli & Co. at an annual rate of 0.25% of the average daily net assets of the Advisor Class Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

The Gabelli ABC Fund
Notes to Financial Statements (Continued) (Unaudited)
5. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2010, other than short-term securities and U.S. Government obligations, aggregated $311,857,686 and $240,387,420, respectively.
6. Transactions with Affiliates. During the six months ended June 30, 2010, the Fund paid brokerage commissions on security trades of $150,316 to Gabelli & Co.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2010, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the federal funds rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended June 30, 2010, there were no borrowings under the line of credit.
8. Capital Stock. The Fund offers Class AAA Shares and Advisor Class Shares to investors without a front-end sales charge. Class AAA Shares are available directly through the distributor or through the Fund’s transfer agent. Advisor Class Shares are available through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the distributor.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2010 and the year ended December 31, 2009 amounted to $1,005 and $1,989, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

The Gabelli ABC Fund
Notes to Financial Statements (Continued) (Unaudited)
Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2010		Year Ended
	(Unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	4,575,118	$44,408,030	16,204,336	$153,601,662
Shares issued upon reinvestment of distributions	—	—	381,604	3,701,562
Shares redeemed	(2,748,650)	(26,711,951)	(5,358,745)	(51,483,007)

Net increase	1,826,468	$17,696,079	11,227,195	$105,820,217

Advisor Class
Shares sold	10,471,440	$101,304,932	21,179,688	$199,795,489
Shares issued upon reinvestment of distributions	—	—	136,975	1,321,809
Shares redeemed	(4,475,498)	(43,257,772)	(8,951,165)	(85,560,544)

Net increase	5,995,942	$58,047,160	12,365,498	$115,556,754

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
10. Other Matters. On April 24, 2008, the Investment Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In an administrative order that was entered in connection with the settlement, the SEC found that the Investment Adviser had willfully violated Section 206(2) of the Investment Advisers Act of 1940, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Investment Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws. The SEC’s order also noted the cooperation that the Investment Adviser gave the staff of the SEC. The settlement will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Investment Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Investment Adviser and the funds. The court dismissed certain claims, finding that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court, in response to a motion by the SEC, subsequently dismissed the remaining remedy without prejudice against the officer, which would allow the SEC to appeal the court’s rulings. The Investment Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli ABC Fund
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
At its meeting on February 25, 2010, the Board of Directors (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.
Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of diversified specialty funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was below average for the one year period and in the top third for the three and five year periods. They also noted that the peer group for the Fund encompasses a broad range of funds which makes direct performance comparisons more difficult.
Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions was executed by an affiliated broker.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members agreed that the low relative cost structure of the Fund and the low historical profitability of the Fund to the Adviser argued strongly against any concern regarding economies of scale.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of diversified specialty funds and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were at the low end of its peer group. The Independent Board Members also noted that the management fee structure was much lower than that in effect for most of the Gabelli funds.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were lower than normal and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities – market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY
GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living,and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Gabelli ABC Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Mary E. Hauck
Chairman and Chief	Former Senior Portfolio Manager
Executive Officer	Gabelli-O’Connor Fixed Income
GAMCO Investors, Inc.	Mutual Fund Management Co.

Anthony J. Colavita	Kuni Nakamura
President	President
Anthony J. Colavita, P.C.	Advanced Polymer, Inc.

Vincent D. Enright	Werner J. Roeder, MD
Former Senior Vice President	Medical Director
and Chief Financial Officer	Lawrence Hospital
KeySpan Corp.
Officers*

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Joseph H. Egan
Acting Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

*	Agnes Mullady, Treasurer, is on a leave of absence.
This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB408Q210SR
The
Gabelli
ABC
Fund
Morningstar® rated The Gabelli ABC Fund Class AAA Shares 5 stars overall and 5 stars for the three, five, and ten year periods ended June 30, 2010 among 364, 364, 307, and 161 Mid-Cap Blend funds, respectively.
SEMI ANNUAL REPORT
JUNE 30, 2010

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 9/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 9/1/10

By (Signature and Title)*	/s/ Joseph H. Egan

Joseph H. Egan, Principal Financial Officer

Date 9/1/10

*	Print the name and title of each signing officer under his or her signature.